Fixed Assets (Details textual) (USD $)	Sep. 30, 2014	Dec. 31, 2013
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Net	$ 225,179,262	$ 197,153,889
Aggregate Carrying Value Of Vessels	53,900,000
Aggregated Estimated Market Of Vessels	29,100,000
Vessel and Vessel Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Net	$ 30,190,224	$ 27,074,656